Common Stock and Stock Plans, Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 618	$ 1,200	$ 1,600
Incentive Compensation Plans [Member]
Summary of Stock Options
Options outstanding as of December 31, 2014 (in shares)	97,663,200
Canceled or forfeited (in shares)	(2,258,720)
Exercised (in shares)	(20,084,720)
Options exercisable and outstanding as of December 31, 2015 (in shares)	75,319,760	97,663,200
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	2 years
Options outstanding, aggregate intrinsic value				$ 1,956
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2014 (in dollars per share)	$ 43.40
Canceled or forfeited (in dollars per share)	238.54
Exercised (in dollars per share)	30.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 43.40	$ 43.40		$ 40.96
Director Awards [Member]
Summary of Stock Options
Options outstanding as of December 31, 2014 (in shares)	391,547
Exercised (in shares)	(84,657)
Options exercisable and outstanding as of December 31, 2015 (in shares)	306,890	391,547
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	1 year 6 months
Options outstanding, aggregate intrinsic value				$ 7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2014 (in dollars per share)	$ 32.07
Exercised (in dollars per share)	30.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 32.07	$ 32.07		$ 32.37